Related Party Transactions - Additional Information (Details) - Employees - Shareholder loan agreement $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) EMP	Dec. 31, 2019 CAD ($) EMP
Disclosure Of Transactions Between Related Parties [Line Items]
Number of employees on loan agreement | EMP	2	2
Loans and receivables available	$ 100	$ 200
Repayment to one of the employees	$ 61
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate	0.00%
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate	1.50%